Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
Remainder of 2025	$ 53
2026	102
2027	18
Total lease payments	173
Less: imputed interest	(4)
Total	$ 169	$ 565